TAXATION (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (257,579)	$ (40,420)	¥ (260,850)
Change of valuation allowance in the current year	(139,340)	(21,865)	3,271
Balance at the end of year	¥ (396,919)	$ (62,285)	¥ (257,579)